UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—99.1%

Alabama—2.3%
$230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	01/29/2018	A	$230,665

2,700,000	Homewood, AL GO Warrants[1]	5.000	09/01/2030	09/01/2026	A	3,238,947

10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	01/29/2018	A	10,021

2,005,000	University of South Alabama[1]	5.000	11/01/2034	11/01/2026	A	2,371,895

						5,851,528

Alaska—0.1%
335,000	AK International Airports	5.000	10/01/2022	01/29/2018	A	341,476

Arizona—2.8%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.500	06/01/2031	01/29/2018	A	20,037

1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,184,900

250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	255,473

725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	812,181

250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	292,590

1,000,000	Pima County, AZ IDA (American Leadership Academy)	4.750	06/15/2037	03/13/2034	B	991,200

75,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	01/06/2023	B	73,805

460,000	Tempe, AZ IDA (Mirabella at ASUN)	4.000	10/01/2023	10/01/2020	A	462,714

900,000	Tempe, AZ IDA (Mirabella at ASUN)	5.500	10/01/2027	04/26/2026	B	912,510

2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,127,000

						7,132,410

California—20.5%
175,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2027	07/01/2027		202,947

315,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2028	07/01/2027	A	363,340

300,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2029	07/01/2027	A	344,442

325,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2030	07/01/2027	A	371,429

310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2031	07/01/2027	A	352,386

310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2032	07/01/2027	A	351,035

10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,658

1          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$100,000	Atwater, CA Wastewater[1]	5.000%	05/01/2033	05/01/2027	A	$119,305

1,000,000	Baldwin Park, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,208,220

1,550,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,703,465

420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	462,302

2,000,000	CA GO1	5.000	08/01/2031	02/01/2025	A	2,378,140

5,000	CA GO1	6.000	08/01/2020	02/01/2018	A	5,019

2,000,000	CA GO1	6.000	11/01/2039	11/01/2019	A	2,159,340

410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	435,641

3,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	01/14/2018	A	3,000,060

500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	552,090

1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,162,800

2,500,000	CA Public Works[1]	5.000	04/01/2028	04/01/2022	A	2,806,925

125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	01/29/2018	A	125,377

30,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	01/29/2018	A	30,097

340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	359,506

1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026	A	1,467,050

2,000,000	CA Statewide CDA (DHlth/ BMH/CmntyHOSB/MSrH/SFMH/SNVMMH/CMF Obligated Group)[1]	5.625	07/01/2035	07/01/2018	A	2,047,020

100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	01/29/2018	A	102,253

1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,792,245

100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		101,763

100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		105,077

100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	115,164

500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	A	562,630

380,000	El Monte, CA Union High School District[1]	5.000	06/01/2028	06/01/2026	A	466,857

995,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,086,102

500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	565,570

500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	535,880

2          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$500,000	Lodi, CA Public Financing Authority	5.250%	10/01/2026	04/01/2022	A	$557,590

250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	270,542

1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000	10/01/2028	10/01/2025	A	1,877,793

100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	115,709

500,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	574,940

495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	549,574

2,830,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	A	3,328,844

500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	547,735

250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	277,430

250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	276,450

1,375,000	Riverside County, CA Public Financing Authority[1]	5.000	10/01/2029	10/01/2025	A	1,620,919

100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		110,926

400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment
	District)	5.250	09/02/2026	03/02/2018	A	413,108

1,000,000	Sacramento, CA City Unified School District[1]	5.000	07/01/2030	07/01/2024	A	1,151,600

45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		46,440

200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		206,400

245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		262,591

350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		381,826

520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	570,352

250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	A	284,883

1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020	A	1,083,104

520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		588,890

500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	A	574,900

2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,447,182

3          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$2,500,000	University of California[1]	5.000%	05/15/2031	05/15/2025	A	$3,001,825

120,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	126,505

50,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	52,195

1,470,000	West Kern, CA Community College District[1]	5.000	11/01/2026	11/01/2025	A	1,779,729

100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	A	113,381

20,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	22,628

80,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	91,626

1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,136,584

						51,896,336

Colorado—0.7%
360,000	BNC, CO Metropolitan District No. 1[1]	5.000	12/01/2032	12/01/2027	A	422,676

525,000	Brighton Crossing, CO Metropolitan District No. 4	5.000	12/01/2037	12/01/2025	A	543,349

250,000	Interquest South, CO Business Improvement District	4.500	12/01/2030	11/03/2024	A	251,147

500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		545,575

						1,762,747

Connecticut—1.3%
245,000	CT H&EFA (Yale University)[1]	5.000	07/01/2040	07/01/2018	A	249,368

2,500,000	University of Connecticut[1]	5.000	03/15/2029	03/15/2026	A	2,930,350

						3,179,718

District of Columbia—0.1%
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022	A	310,338

Florida—5.1%
175,000	FL Board of Governors (State University System of Florida)[1]	6.250	07/01/2028	07/01/2018	A	180,887

500,000	FL Capital Trust Agency (Sarasota- Manatee Jewish Hsg. Council)	5.000	07/01/2032	07/01/2027	A	533,475

510,000	FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2037	10/15/2027	A	523,061

865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	919,382

250,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	281,935

5,000	Jea, FL St. John’s River Power Park System[1]	5.000	10/01/2021	01/29/2018	A	5,013

1,000,000	Lee County, FL IDA (VOA Lee County Health Care Facility)	5.375	12/01/2032	12/01/2027	A	1,010,280

1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,118,770

4          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Florida (Continued)

$1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000%	06/01/2033	06/01/2025	A	$1,143,620

1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,194,177

265,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	10/14/2022	A	288,127

500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	553,635

3,000,000	Palm Beach County, FL HFA (ARLC/LVE/AT/ASCS/AMS Obligated Group)[1]	5.000	11/15/2032	11/15/2026	A	3,406,470

175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	01/29/2018	A	175,462

500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022	A	562,650

						12,896,944

Georgia—0.9%
35,000	Atlanta, GA HDC (Bedford Tower)[1,2]	6.350	01/01/2023	06/16/2018	A	35,894

15,000	College Park, GA (Atlanta International Airport)[1]	4.500	01/01/2031	01/29/2018	A	15,029

365,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	379,064

180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	183,692

40,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	01/29/2018	A	40,105

875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	1,003,686

500,000	Randolph County, GA GO	5.000	04/01/2030	04/01/2022	A	550,235

						2,207,705

Illinois—5.4%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	738,338

100,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	01/29/2018	A	100,419

1,000,000	Chicago, IL Board of Education[1]	5.750	04/01/2035	04/01/2027	A	1,160,900

525,000	Chicago, IL Board of Education[1,2]	6.000	01/01/2020	07/08/2019	B	540,540

185,000	Chicago, IL GO1,2	5.000	01/01/2019	01/29/2018	A	185,483

10,000	Chicago, IL GO1,2	5.000	01/01/2023	01/29/2018	A	10,025

25,000	Chicago, IL GO1,2	5.000	01/01/2034	01/29/2018	A	25,035

85,000	Chicago, IL GO1,2	5.000	01/01/2035	01/29/2018	A	85,121

3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	01/01/2025	A	3,468,120

20,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	01/29/2018	A	20,059

500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)	5.250	12/01/2026	12/01/2023	A	551,395

350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	376,155

5          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Illinois (Continued)
$175,000	Franklin Park, IL GO1	6.250%	07/01/2030	07/01/2021	A	$192,453

1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	01/29/2018	A	1,002,400

150,000	IL Finance Authority (ABHS/ ABMC/AVM/AVT/ABSJ/ABBHH/ ABHN/SP/StAMC Obligated Group)	5.250	01/01/2022	04/14/2018	A	151,633

150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	161,052

50,000	IL Finance Authority (RUMC/ RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	51,574

2,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500	06/15/2029	12/11/2026	B	2,298,080

35,000	Markham, IL GO1	5.250	01/01/2023	01/29/2018	A	35,070

2,085,000	University of Illinois (Health Services Facilities System)[1]	6.000	10/01/2030	10/01/2023	A	2,446,331

						13,600,183

Indiana—0.4%
200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	196,768

710,000	Terre Haute, IN Multifamily Hsg. (Silver Birch of Terre Haute)	5.100	01/01/2032	05/29/2026	A	714,253

						911,021

Iowa—0.1%
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600 [3]	06/01/2034	01/29/2018	A	251,523

Kentucky—2.0%
1,000,000	Fayette County, KY School District[1]	5.000	08/01/2031	08/01/2025	A	1,152,940

100,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	100,255

1,345,000	KY Municipal Power Agency[1]	5.000	09/01/2028	09/01/2025	A	1,560,778

2,000,000	Louisville & Jefferson County, KY (Catholic Health Initiatives)[1]	5.000	12/01/2028	06/01/2022	A	2,195,280

						5,009,253

Louisiana—2.6%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2036	06/01/2025	A	1,578,532

2,545,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000	05/15/2034	05/15/2026	A	2,921,100

250,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2028	07/01/2027	A	295,575

6          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Louisiana (Continued)

$400,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000%	07/01/2029	07/01/2027	A	$469,280

500,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2030	07/01/2027	A	583,435

90,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	01/29/2018	A	90,595

500,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2026	06/01/2024	A	582,950

						6,521,467

Maryland—1.3%
325,000	Baltimore, MD Convention Center	5.000	09/01/2019	01/29/2018	A	325,663

2,500,000	Baltimore, MD Water[1]	5.000	07/01/2033	01/01/2027	A	2,985,100

40,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1,2]	5.125	09/01/2030	03/01/2021	A	42,568

						3,353,331

Massachusetts—0.2%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		252,250

250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	276,350

						528,600

Michigan—3.9%
75,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	05/22/2021	B	75,611

500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	01/29/2018	A	501,465

15,000	Ecorse Creek, MI Public School District[1]	5.000	05/01/2027	01/22/2018	A	15,029

100,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2028	01/29/2018	A	100,259

3,120,000	Great Lakes, MI Water Authority Sewage Disposal System[1]	5.000	07/01/2030	07/01/2026	A	3,645,970

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2026	07/01/2024	A	1,151,890

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,144,780

750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2029	07/01/2025	A	865,778

245,000	MI Finance Authority (Sparrow Health)[1]	5.000	11/15/2032	05/15/2025	A	282,585

5,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	01/29/2018	A	5,017

7          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Michigan (Continued)

$1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000%	11/01/2026	05/07/2026	B	$2,147,300

						9,935,684

Minnesota—0.2%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750	08/01/2030	08/11/2023	A	502,690

Mississippi—1.5%
570,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [4]	09/01/2028	01/29/2018	A	571,499

280,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	01/29/2018	A	280,790

2,025,000	MS Devel. Bank (Gulfport Public Improvement)[1]	5.000	11/01/2030	11/01/2027	A	2,395,818

545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875	04/01/2026	04/01/2021	A	584,196

						3,832,303

Missouri—1.9%
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)[1]	5.000	12/01/2031	12/01/2024	A	1,799,968

115,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	12/25/2022	B	119,786

20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	01/29/2018	A	20,055

65,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	01/29/2018	A	65,187

40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/29/2018	A	40,121

5,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	01/29/2018	A	5,017

1,515,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	4.000	10/01/2028	10/01/2028		1,486,367

1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000	07/15/2030	07/15/2024	A	1,164,230

						4,700,731

Montana—0.0%
55,000	Kalispell, MT Hsg. & Healthcare (Immanuel Lutheran Corp.)	3.400	11/15/2022	11/15/2018	A	55,134

Nevada—0.2%
65,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		70,399

200,000	North Las Vegas, NV GO1	5.000	05/01/2024	01/29/2018	A	200,228

8          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Nevada (Continued)

$255,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000%	10/01/2023	01/29/2018	A	$255,324

						525,951

New Jersey—7.0%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	03/01/2027	A	290,652

15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	01/29/2018	A	15,034

1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2027	11/01/2024	A	1,125,900

1,000,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,116,270

2,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2025		2,263,820

250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000	01/01/2030	01/01/2025	A	274,505

305,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2026	03/01/2023	A	332,886

1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,109,050

50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125	07/01/2028	07/01/2018	A	50,910

395,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2032	07/01/2027	A	447,286

415,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2033	07/01/2027	A	468,137

1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2035	07/01/2027	A	1,122,000

1,000,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000	07/01/2027	07/01/2026	A	1,167,760

60,000	NJ Higher Education Assistance Authority[1,2]	5.000	12/01/2025	12/01/2019	A	63,435

2,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	06/01/2018	A	1,999,960

6,480,000	NJ Tobacco Settlement Financing Corp.	5.300 [5]	06/01/2041	01/14/2018	A	1,805,911

2,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2023	06/15/2023		2,223,080

250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	268,818

710,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2030	06/15/2023	A	782,626

250,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2032	12/15/2024	A	276,780

500,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2028	11/01/2024	A	565,260

						17,770,080

9          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

New Mexico—0.2%
$625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000%	06/01/2023	01/29/2018	A	$626,844

New York—8.7%
500,000	Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)[1]	5.000	06/01/2037	06/01/2025	A	543,610

100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	104,322

500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [3]	06/01/2026	01/14/2018	A	500,085

350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2035	07/01/2025	A	391,437

280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2027	06/01/2026	A	323,375

270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2030	06/01/2026	A	304,098

250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2031	06/01/2026	A	280,205

1,875,000	NY MTA, Series C-1[1]	5.000	11/15/2031	11/15/2025	A	2,212,219

2,500,000	NY MTA, Series C-1[1]	5.250	11/15/2031	11/15/2025	A	3,013,900

1,000,000	NYC GO1	5.000	08/01/2029	02/01/2025	A	1,178,990

150,000	NYC GO1	5.250	09/01/2022	09/01/2018	A	153,714

1,110,000	NYC GO1	5.250	10/01/2031	10/01/2027	A	1,386,656

300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2024	12/01/2024		341,406

35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	01/29/2018	A	35,055

2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,432,093

3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2034	07/01/2025	A	3,471,930

1,405,000	NYS DA (The New School)[1]	5.000	07/01/2036	01/01/2027	A	1,641,967

500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	520,140

2,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		2,012,620

1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	01/29/2018	A	1,289,237

						22,137,059

Ohio—1.9%
2,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	06/01/2030		1,929,920

460,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	10/01/2018	A	467,631

250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	259,552

10          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Ohio (Continued)

$350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500%	12/01/2029	12/01/2024	A	$388,322

1,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2031	05/15/2023	A	1,711,470

						4,756,895

Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	276,760

295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2025	12/01/2025		348,097

250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	288,202

5,000	OR GO (Elderly & Disabled Hsg.)[1]	5.150	08/01/2030	01/29/2018	A	5,013

						918,072

Pennsylvania—10.6%
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,054,030

1,440,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2029	05/01/2026	A	1,662,250

1,465,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2031	05/01/2026	A	1,673,631

500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2025	09/25/2022	B	582,715

845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	07/01/2020	A	904,403

1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,708,665

500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	579,080

190,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	206,040

1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,295,767

1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,737,075

2,000,000	PA Public School Building Authority (Philadelphia Community College)[1]	5.000	06/15/2026	06/15/2025	A	2,334,960

3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,438,270

1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,249,637

2,500,000	PA Turnpike Commission[1]	5.000	12/01/2038	12/01/2027	A	2,916,525

250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	292,222

11          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Pennsylvania (Continued)

$1,000,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000%	12/01/2035	06/01/2027	A	$1,147,000

1,310,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000	12/01/2037	06/01/2027	A	1,496,845

1,000,000	Philadelphia, PA Authority for Industrial Devel. (La Salle University)[1]	5.000	05/01/2034	11/01/2027	A	1,132,680

40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	01/29/2018	A	40,120

30,000	Reading, PA School District[1]	5.000	03/01/2035	03/01/2027	A	34,904

25,000	Reading, PA School District[1]	5.000	03/01/2036	03/01/2027	A	29,043

110,000	Scranton, PA School District[1]	5.000	12/01/2032	12/01/2027	A	129,358

90,000	Scranton, PA School District[1]	5.000	12/01/2033	12/01/2027	A	105,500

500,000	West Shore, PA Area Authority (ML/MFS/MLCSS/Mhome/CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	545,620

500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	583,700

						26,880,040

Rhode Island—0.2%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	559,130

35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	01/29/2018	A	35,101

						594,231

South Carolina—1.1%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	A	570,570

2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2030	01/01/2025	A	2,284,560

						2,855,130

South Dakota—0.2%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	611,226

Tennessee—0.3%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	A	566,805

300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		324,813

						891,618

Texas—11.1%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,744,110

12          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Texas (Continued)

$125,000	Arlington, TX Higher Education Finance Corp. (UMEP)	4.550%	08/15/2028	12/08/2025	A	$125,284

115,000	Arlington, TX Higher Education Finance Corp. (UMEP)	5.000	08/15/2038	08/15/2027	A	115,692

70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	71,698

1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,055,060

125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	135,869

125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	A	135,760

35,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	01/29/2018	A	35,086

500,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2027	11/15/2024	A	590,155

1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,154,080

2,500,000	Houston, TX Airport System[1]	5.250	07/01/2029	07/01/2018	A	2,545,625

2,000,000	Houston, TX Airport System[1]	5.500	07/01/2039	07/01/2018	A	2,037,760

250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	295,375

20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	01/29/2018	A	20,054

1,410,000	Lancaster, TX Independent School District[1]	5.000	02/15/2032	02/15/2025	A	1,650,490

350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	359,135

670,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	732,645

2,000,000	North TX Tollway Authority[1]	4.000	01/01/2036	01/01/2027	A	2,159,920

500,000	North TX Tollway Authority[1]	5.000	01/01/2031	01/01/2024	A	572,480

100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	01/29/2018	A	100,275

225,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	05/15/2019	A	225,661

635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/ CHST/CSRHCC/CHALT Obligated Group)[1]	6.250	07/01/2028	01/01/2019	A	664,146

500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	565,815

13          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Texas (Continued)

$3,800,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250%	12/15/2026	08/04/2023	B	$4,569,272

150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		151,805

2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,410,280

665,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	833,937

1,005,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	1,260,310

920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,155,060

500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	627,750

						28,100,589

Vermont—0.9%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,133,620

250,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		277,107

250,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	278,730

500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000	11/01/2028	11/01/2022	A	569,185

						2,258,642

Washington—1.9%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	01/29/2018	A	25,006

3,000,000	WA GO1	5.000	08/01/2030	08/01/2026	A	3,632,430

500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	572,445

500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	532,860

						4,762,741

Wisconsin—1.1%
2,000,000	WI H&EFA (Ascension Health Credit Group)[1]	4.000	11/15/2036	05/15/2026	A	2,118,080

500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022	A	552,495

						2,670,575

Total Investments, at Value (Cost $245,022,242)—99.1%						251,140,815

Net Other Assets (Liabilities)—0.9						2,408,248

Net Assets—100.0%						$253,549,063

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

14          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

    A. Optional call date; corresponds to the most conservative yield calculation.

    B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

    C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. Zero coupon bond reflects effective yield on the original acquisition date.

To simplify the listings of securities, abbreviations are used per the table below:

ABBHH	Alexian Brothers Behavioral Health Hospital
ABHN	Alexian Brothers Hospital Network
ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMS	ACTS Management Services, Inc.
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASUN	Arizona State University
AT	Azalea Trace, Inc.
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BMH	Bakersfield Memorial Hospital
CAHA	Capital Area Health Associates
CDA	Communities Devel. Authority
CHALT	Christus Health Ark-La-Tex
CHF	City Hospital Foundation
CHGC	Christus Health Gulf Coast
CHlth	Christus Health
CHST	Christus Health Southeast Texas
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
DA	Dormitory Authority
DHlth	Dignity Health
DHR	Department of Human Resources
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
HDC	Housing Devel. Corp.

15          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
L.I.	Long Island
LVE	Lanier Village Estates, Inc.
MFS	Messiah Family Services
Mhome	Messiah Home
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MSrH	Mercy Senior Housing
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SFMH	St. Francis Memorial Hospital
SHouse	Simpson House
SM	Simpson Meadows
SMSvcs	Simpson Management Services
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SP	Savelli Properties
SRC	Simpson Retirement Communities
SSS	Simpson Senior Services
StAMC	St. Alexius Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UMEP	UME Preparatory Academy
VOA	Volunteers of America

16          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

17          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$5,851,528	$—	$5,851,528
Alaska	—	341,476	—	341,476
Arizona	—	7,132,410	—	7,132,410
California	—	51,896,336	—	51,896,336
Colorado	—	1,762,747	—	1,762,747
Connecticut	—	3,179,718	—	3,179,718
District of Columbia	—	310,338	—	310,338
Florida	—	12,896,944	—	12,896,944
Georgia	—	2,207,705	—	2,207,705

18          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Illinois	$—	$13,600,183	$—	$13,600,183
Indiana	—	911,021	—	911,021
Iowa	—	251,523	—	251,523
Kentucky	—	5,009,253	—	5,009,253
Louisiana	—	6,521,467	—	6,521,467
Maryland	—	3,353,331	—	3,353,331
Massachusetts	—	528,600	—	528,600
Michigan	—	9,935,684	—	9,935,684
Minnesota	—	502,690	—	502,690
Mississippi	—	3,832,303	—	3,832,303
Missouri	—	4,700,731	—	4,700,731
Montana	—	55,134	—	55,134
Nevada	—	525,951	—	525,951
New Jersey	—	17,770,080	—	17,770,080
New Mexico	—	626,844	—	626,844
New York	—	22,137,059	—	22,137,059
Ohio	—	4,756,895	—	4,756,895
Oregon	—	918,072	—	918,072
Pennsylvania	—	26,880,040	—	26,880,040
Rhode Island	—	594,231	—	594,231
South Carolina	—	2,855,130	—	2,855,130
South Dakota	—	611,226	—	611,226
Tennessee	—	891,618	—	891,618
Texas	—	28,100,589	—	28,100,589
Vermont	—	2,258,642	—	2,258,642
Washington	—	4,762,741	—	4,762,741
Wisconsin	—	2,670,575	—	2,670,575

Total Assets	$—	$251,140,815	$—	$251,140,815

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two

19          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$2,977,637

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

20          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

21          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018